Short-Term and Long-Term Debts (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Short-Term Debts
Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2020
			RMB
Short-term borrowings	3.40%-6.80%	1-12 months	355,816,940

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB	US$
Short-term borrowings	3.75%-6.5%	1-12 months	579,776,131	90,979,527

Summary of Long-Term Debts
Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2020
			RMB
Securitization debt payables (i)	4.73%-6.00%	18-20 months	401,761,874
Co-financing debt payables (ii)	5.50%-6.60%	24- 36 months	1,697,757,491
Long-term borrowings	4.75%-6.00%	36 months	107,055,556

			2,206,574,921

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB	US$
Co-financing debt payables (ii)	5.50%-6.60%	24-36 months	954,444,171	149,773,118
Long-term borrowings	4.45%-6.00%	15- 36 months	469,941,863	73,744,133

			1,424,386,034	223,517,251

Summary of Contractual Obligations Which Excludes the Impact of Discount of Time Value
The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2020 and 2021:

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2020 (RMB)
Long-term debts – non-current	62,363,881	663,503,529	368,390,299	1,094,257,709
As of December 31, 2021 (RMB)
Long-term debts – non-current	29,956,101	490,167,979	24,730,673	544,854,753
As of December 31, 2021 (US$)
Long-term debts – non-current	4,700,766	76,918,052	3,880,782	85,499,600